Leases - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Additions to right-of-use assets	€ 4,300	€ 6,700
Currency translation of right-of-use assets	300	100
Cash payments for leases	4,800	3,600	€ 3,200
Payments for leases	3,849	2,843	2,707
Payments of right of use assets classified as financing activities	28,000	24,600
Expense relating to short term leases for which recognition exemption has been used	1,548	€ 144	€ 60
Top of range [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Expense relating to short term leases for which recognition exemption has been used	5
Until 2033 [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Payments for leases	19,300
Later than one year [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Payments for leases	€ 4,900